UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

INFLATION INDEXED PLUS

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Inflation Indexed Plus Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Inflation Indexed Plus Bond Fund

Performance review

For the six months ended June 30, 2022, Class I shares of Western Asset Inflation Indexed Plus Bond Fund returned -9.61%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Treasury: U.S. TIPSi, returned -8.92% for the same period. The Lipper Inflation Protected Bond Funds Category Averageii returned -7.22% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Inflation Indexed Plus Bond Fund:
Class A	-9.77%
Class C	-10.10%
Class C1	-9.98%
Class FI	-9.71%
Class R	-9.90%
Class I	-9.61%
Class IS	-9.56%
Bloomberg U.S. Treasury: U.S. TIPS	-8.92%
Lipper Inflation Protected Bond Funds Category Average	-7.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 5.89%, 5.44%, 5.54%, 6.14%, 5.87%, 6.39% and 6.53%, respectively. Absent fee waiver and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares would have been 5.88%, 5.43%, 4.91%, 6.13%, 5.46%, 6.38% and 6.52%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ. The 30-Day SEC Yield includes adjustments for inflation to both U.S. and foreign portfolio securities that are linked to inflation indices. Please note, inflation adjustments to U.S. securities often occur at different intervals than foreign securities. These adjustments can cause the SEC Yield to change substantially from month-to-month. Increases in the inflation rate may result in the Fund reporting an exceptionally high yield which may not be repeated.

Western Asset Inflation Indexed Plus Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.75%, 1.45%, 1.94%, 0.70%, 1.13%, 0.39% and 0.28%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.40% for Class C1 shares, 0.85% for Class FI shares and 1.15% for Class R shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls, thereby reducing the value of the Fund’s share price. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities

IV	Western Asset Inflation Indexed Plus Bond Fund

(commonly known as “junk” bonds) include greater price volatility, illiquidity and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg U.S. Treasury: U.S. TIPS represents an unmanaged market index made up of U.S. Treasury Inflation- Linked Index securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 201 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Inflation Indexed Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2022 and December 31, 2021, and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-9.77%	$1,000.00	$902.30	0.82%	$3.87	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-10.10	1,000.00	899.00	1.55	7.30	Class C	5.00	1,000.00	1,017.11	1.55	7.75
Class C1	-9.98	1,000.00	900.20	1.40	6.60	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class FI	-9.71	1,000.00	902.90	0.83	3.92	Class FI	5.00	1,000.00	1,020.68	0.83	4.16
Class R	-9.90	1,000.00	901.00	1.15	5.42	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	-9.61	1,000.00	903.90	0.60	2.83	Class I	5.00	1,000.00	1,021.82	0.60	3.01
Class IS	-9.56	1,000.00	904.40	0.47	2.22	Class IS	5.00	1,000.00	1,022.46	0.47	2.36

2	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 89.7%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,153,942	$3,426,591
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	4,201,299	4,673,011
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,924,192	5,948,754
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,003,200	1,172,717
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	7,037,085	6,440,691
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	248,100	254,206
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,348,632	7,489,731
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	787,164	622,797
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,038,560	808,135
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	993,848	1,011,424
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	4,485,361	4,562,804
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	9,055,849	9,182,715
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	1,074,499	1,075,323
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	10,743,726	10,867,838
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	6,724,762	6,664,321
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	5,184,249	5,139,193
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	3,071,850	3,025,895
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	2,363,760	2,356,348
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,497,275	1,508,868
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,350,886	4,394,238
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,808,384	1,754,682
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,977,805	2,844,418
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	1,833,756	1,745,088
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	3,233,145	3,071,802
Total U.S. Treasury Inflation Protected Securities (Cost — $97,779,311)				90,041,590
Corporate Bonds & Notes — 4.5%
Energy — 2.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	4,956
Oil, Gas & Consumable Fuels — 2.4%
Apache Corp., Senior Notes	2.625%	1/15/23	78,000	77,488
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	117,096
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	399,968
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	510,613
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	28,545
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	420,000	329,105
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	88,433
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	169,377
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	109,441

See Notes to Financial Statements.

4	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000		$117,574
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000		214,800
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	120,000		110,788
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	170,000		126,851
Total Oil, Gas & Consumable Fuels					2,400,079
Total Energy					2,405,035
Materials — 2.1%
Metals & Mining — 1.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000		266,453	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000		263,604	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000		141,494
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000		134,746	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	230,000		157,275	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000		431,057
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	120,000		119,527
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000		146,411
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000		221,300
Total Metals & Mining					1,881,867
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000		229,285	(b)
Total Materials					2,111,152
Total Corporate Bonds & Notes (Cost — $4,767,915)					4,516,187
Non-U.S. Treasury Inflation Protected Securities — 2.1%
Canada — 2.1%
Canadian Government Real Return Bond	4.250%	12/1/26	1,705,650	CAD	1,528,937
Canadian Government Real Return Bond	1.500%	12/1/44	440,589	CAD	347,782
Canadian Government Real Return Bond	0.500%	12/1/50	391,884	CAD	242,732
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $2,444,532)					2,119,451
Sovereign Bonds — 1.6%
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		201,063
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	270,000		273,640
Total Indonesia					474,703
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000		349,068	(b)

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Panama — 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	200,000	$178,092
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000	289,901
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	340,000	312,934	(a)
Total Sovereign Bonds (Cost — $1,760,827)				1,604,698
Collateralized Mortgage Obligations (c) —1.3%
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/25/23 then 3.877%)	2.877%	7/25/49	224,099	215,045	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	181,957	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	99,341	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	2.426%	10/25/41	190,000	173,874	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015- DNA2 M3 (1 mo. USD LIBOR + 3.900%)	5.524%	12/25/27	9,906	9,893	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022- DNA2 M1A (30 Day Average SOFR + 1.300%)	2.226%	2/25/42	176,202	172,252	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022- DNA2 M1B (30 Day Average SOFR + 2.400%)	3.326%	2/25/42	200,000	185,041	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	2.476%	10/25/41	130,000	120,817	(a)(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	110,803	109,682	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $1,374,197)				1,267,902
Asset-Backed Securities — 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. USD LIBOR + 0.740%) (Cost — $4,383)	2.364%	1/25/34	4,482	4,163	(d)
Total Investments — 99.2% (Cost — $108,131,165)				99,553,991
Other Assets in Excess of Liabilities — 0.8%				763,991
Total Net Assets — 100.0%				$100,317,982

See Notes to Financial Statements.

6	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAD	—	Canadian Dollar

CAS	—	Connecticut Avenue Securities

LIBOR	—	London Interbank Offered Rate

REMIC	—	Real Estate Mortgage Investment Conduit

SOFR	—	Secured Overnight Financing Rate

USD	—	United States Dollar

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	30	12/22	$7,785,389	$7,770,025	$(15,364)
3-Month EURIBOR	30	12/23	7,701,881	7,709,899	8,018
U.S. Treasury Long-Term Bonds	10	9/22	1,377,967	1,386,250	8,283
U.S. Treasury Ultra Long-Term Bonds	5	9/22	784,040	771,719	(12,321)
					(11,384)
Contracts to Sell:
U.S. Treasury 10-Year Notes	3	9/22	358,366	355,594	2,772
Net unrealized depreciation on open futures contracts					$(8,612)

Abbreviation(s) used in this table:

EURIBOR	—	Euro Interbank Offered Rate

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Inflation Indexed Plus Bond Fund

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,675,152	CAD	2,095,900	Citibank N.A.	7/19/22	$46,891
USD	15,617	EUR	15,001	Citibank N.A.	7/19/22	(122)
USD	31,445	EUR	30,000	Citibank N.A.	7/19/22	(33)
USD	42,211	EUR	40,000	Citibank N.A.	7/19/22	241
USD	52,336	EUR	50,000	Citibank N.A.	7/19/22	(127)
USD	4,225	EUR	4,001	Goldman Sachs Group Inc.	7/19/22	27
USD	7,407	EUR	7,001	Goldman Sachs Group Inc.	7/19/22	61
Total						$46,938

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar

EUR	—	Euro

USD	—	United States Dollar

See Notes to Financial Statements.

8	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments, at value (Cost — $108,131,165)	$99,553,991
Foreign currency, at value (Cost — $253,675)	235,750
Cash	126,502
Interest receivable	343,668
Foreign currency collateral for open futures contracts, at value (Cost — $132,925)	132,953
Deposits with brokers for open futures contracts	100,008
Receivable for Fund shares sold	68,864
Receivable from brokers — net variation margin on open futures contracts	48,734
Unrealized appreciation on forward foreign currency contracts	47,220
Dividends receivable from affiliated investments	117
Prepaid expenses	23,682
Total Assets	100,681,489

Liabilities:
Payable for Fund shares repurchased	230,299
Fund accounting fees payable	35,728
Distributions payable	27,472
Audit and tax fees payable	25,510
Investment management fee payable	16,933
Service and/or distribution fees payable	4,798
Directors’ fees payable	352
Unrealized depreciation on forward foreign currency contracts	282
Accrued expenses	22,133
Total Liabilities	363,507
Total Net Assets	$100,317,982

Net Assets:
Par value (Note 7)	$9,889
Paid-in capital in excess of par value	113,678,291
Total distributable earnings (loss)	(13,370,198)
Total Net Assets	$100,317,982

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class A	$16,236,410
Class C	$1,672,067
Class C1	$29,074
Class FI	$594,083
Class R	$108,542
Class I	$19,679,487
Class IS	$61,998,319

Shares Outstanding:
Class A	1,620,437
Class C	172,339
Class C1	2,904
Class FI	59,737
Class R	10,975
Class I	1,942,746
Class IS	6,080,099

Net Asset Value:
Class A (and redemption price)	$10.02
Class C*	$9.70
Class C1 (and redemption price)	$10.01
Class FI (and redemption price)	$9.94
Class R (and redemption price)	$9.89
Class I (and redemption price)	$10.13
Class IS (and redemption price)	$10.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$10.46

*Redemption	price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within

See Notes to Financial Statements.

10	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$3,587,407
Dividends from affiliated investments	345
Less: Foreign taxes withheld	(210)
Total Investment Income	3,587,542

Expenses:
Investment management fee (Note 2)	105,689
Registration fees	59,538
Fund accounting fees	34,768
Transfer agent fees (Note 5)	27,108
Service and/or distribution fees (Notes 2 and 5)	25,415
Audit and tax fees	24,510
Legal fees	5,796
Shareholder reports	4,371
Directors’ fees	3,216
Custody fees	2,062
Insurance	867
Commitment fees (Note 9)	73
Miscellaneous expenses	5,697
Total Expenses	299,110
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(431)
Net Expenses	298,679
Net Investment Income	3,288,863

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3, 4 and 10):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	83,495
Futures contracts	(682,854)
Forward foreign currency contracts	14,125
Foreign currency transactions	8,112
Net Realized Loss	(577,122)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(13,656,322)
Futures contracts	(8,612)
Forward foreign currency contracts	15,913
Foreign currencies	(253)
Change in Net Unrealized Appreciation (Depreciation)	(13,649,274)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(14,226,396)
Decrease in Net Assets From Operations	$(10,937,533)

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$3,288,863	$14,409,819
Net realized gain (loss)	(577,122)	56,721,550
Change in net unrealized appreciation (depreciation)	(13,649,274)	(54,608,483)
Increase (Decrease) in Net Assets From Operations	(10,937,533)	16,522,886

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,100,013)	(20,534,351)
Decrease in Net Assets From Distributions to Shareholders	(3,100,013)	(20,534,351)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,372,976	84,772,622
Reinvestment of distributions	3,060,877	20,268,911
Cost of shares repurchased	(28,305,311)	(113,619,276)
Shares redeemed in-kind (Note 10)	—	(384,296,171)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,128,542	(392,873,914)
Decrease in Net Assets	(11,909,004)	(396,885,379)

Net Assets:
Beginning of period	112,226,986	509,112,365
End of period	$100,317,982	$112,226,986

See Notes to Financial Statements.

12	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.44	$12.29	$11.34	$10.56	$11.11	$10.93

Income (loss) from operations:
Net investment income	0.34	0.47	0.13	0.19	0.27	0.19
Net realized and unrealized gain (loss)	(1.45)	0.06	0.95	0.80	(0.56)	0.18
Total income (loss) from operations	(1.11)	0.53	1.08	0.99	(0.29)	0.37

Less distributions from:
Net investment income	(0.31)	(0.59)	(0.13)	(0.21)	(0.26)	(0.19)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.31)	(1.38)	(0.13)	(0.21)	(0.26)	(0.19)

Net asset value, end of period	$10.02	$11.44	$12.29	$11.34	$10.56	$11.11
Total return[3]	(9.77)%	4.50%	9.58%	9.37%	(2.60)%	3.44%

Net assets, end of period (000s)	$16,236	$10,798	$8,749	$10,140	$16,984	$21,848

Ratios to average net assets:
Gross expenses	0.82%[4]	0.75%	0.65%	0.71%	0.70%	0.71%
Net expenses[5,6]	0.82 [4]	0.75	0.65	0.71	0.70	0.71
Net investment income	6.44 [4]	3.83	1.11	1.75	2.45	1.73

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.09	$11.96	$11.05	$10.30	$10.83	$10.66

Income (loss) from operations:
Net investment income	0.27	0.38	0.06	0.12	0.17	0.12
Net realized and unrealized gain (loss)	(1.39)	0.05	0.90	0.77	(0.52)	0.19
Total income (loss) from operations	(1.12)	0.43	0.96	0.89	(0.35)	0.31

Less distributions from:
Net investment income	(0.27)	(0.51)	(0.05)	(0.14)	(0.18)	(0.14)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.27)	(1.30)	(0.05)	(0.14)	(0.18)	(0.14)

Net asset value, end of period	$9.70	$11.09	$11.96	$11.05	$10.30	$10.83
Total return[3]	(10.10)%	3.75%	8.73%	8.63%	(3.28)%	2.89%

Net assets, end of period (000s)	$1,672	$1,481	$1,002	$867	$857	$1,790

Ratios to average net assets:
Gross expenses	1.55%[4]	1.45%	1.43%	1.38%	1.36%	1.32%
Net expenses[5]	1.55 [4,6]	1.45 [6]	1.43 [6]	1.38 [6]	1.36	1.32
Net investment income	5.16 [4]	3.23	0.48	1.12	1.60	1.14

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.42	$12.20	$11.24	$10.41	$10.95	$10.76

Income (loss) from operations:
Net investment income	0.29	0.39	0.04	0.04	0.21	0.14
Net realized and unrealized gain (loss)	(1.42)	0.13	0.93	0.89	(0.54)	0.19
Total income (loss) from operations	(1.13)	0.52	0.97	0.93	(0.33)	0.33

Less distributions from:
Net investment income	(0.28)	(0.51)	(0.01)	(0.10)	(0.21)	(0.14)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.28)	(1.30)	(0.01)	(0.10)	(0.21)	(0.14)

Net asset value, end of period	$10.01	$11.42	$12.20	$11.24	$10.41	$10.95
Total return[3]	(9.98)%	4.46%[4]	8.66%	8.95%	(3.03)%	3.11%

Net assets, end of period (000s)	$29	$31	$28	$91	$702	$1,003

Ratios to average net assets:
Gross expenses	2.11%[5]	1.94%	2.24%	1.21%	1.17%	1.14%
Net expenses[6]	1.40 [5,7]	1.40 [7]	1.40 [7]	1.21 [7]	1.17	1.14
Net investment income	5.37 [5]	3.24	0.33	0.35	1.94	1.32

Portfolio turnover rate	25%	80%[8]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 3.82% for the year ended December 31, 2021.
[5]	Annualized.
[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.35	$12.20	$11.27	$10.49	$11.03	$10.85

Income (loss) from operations:
Net investment income	0.31	0.47	0.13	0.22	0.23	0.22
Net realized and unrealized gain (loss)	(1.42)	0.07	0.93	0.77	(0.51)	0.15
Total income (loss) from operations	(1.11)	0.54	1.06	0.99	(0.28)	0.37

Less distributions from:
Net investment income	(0.30)	(0.60)	(0.13)	(0.21)	(0.26)	(0.19)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.30)	(1.39)	(0.13)	(0.21)	(0.26)	(0.19)

Net asset value, end of period	$9.94	$11.35	$12.20	$11.27	$10.49	$11.03
Total return[3]	(9.71)%	4.56%	9.42%	9.48%	(2.58)%	3.45%

Net assets, end of period (000s)	$594	$816	$754	$483	$804	$1,889

Ratios to average net assets:
Gross expenses	0.83%[4]	0.70%	0.73%	0.64%	0.68%	0.67%
Net expenses[5]	0.83 [4,6]	0.69 [6]	0.73 [6]	0.64 [6]	0.68	0.67
Net investment income	5.81 [4]	3.89	1.07	2.03	2.16	1.97

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.28	$12.13	$11.20	$10.43	$10.97	$10.79

Income (loss) from operations:
Net investment income	0.23	0.42	0.10	0.16	0.23	0.16
Net realized and unrealized gain (loss)	(1.34)	0.07	0.91	0.78	(0.55)	0.18
Total income (loss) from operations	(1.11)	0.49	1.01	0.94	(0.32)	0.34

Less distributions from:
Net investment income	(0.28)	(0.55)	(0.08)	(0.17)	(0.22)	(0.16)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.28)	(1.34)	(0.08)	(0.17)	(0.22)	(0.16)

Net asset value, end of period	$9.89	$11.28	$12.13	$11.20	$10.43	$10.97
Total return[3]	(9.90)%	4.16%	9.06%	8.99%	(2.93)%	3.18%

Net assets, end of period (000s)	$109	$102	$216	$458	$607	$1,022

Ratios to average net assets:
Gross expenses	1.51%[4]	1.13%	1.06%	1.05%	1.06%	1.01%
Net expenses[5]	1.15 [4,6]	1.13 [6]	1.06 [6]	1.05 [6]	1.06	1.01
Net investment income	4.36 [4]	3.45	0.88	1.49	2.11	1.47

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.55	$12.40	$11.45	$10.66	$11.21	$11.02

Income (loss) from operations:
Net investment income	0.33	0.54	0.18	0.24	0.30	0.23
Net realized and unrealized gain (loss)	(1.43)	0.03	0.94	0.80	(0.55)	0.19
Total income (loss) from operations	(1.10)	0.57	1.12	1.04	(0.25)	0.42

Less distributions from:
Net investment income	(0.32)	(0.63)	(0.17)	(0.25)	(0.30)	(0.23)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.32)	(1.42)	(0.17)	(0.25)	(0.30)	(0.23)

Net asset value, end of period	$10.13	$11.55	$12.40	$11.45	$10.66	$11.21
Total return[3]	(9.61)%	4.74%	9.84%	9.79%	(2.25)%	3.82%

Net assets, end of period (000s)	$19,679	$34,615	$84,063	$51,902	$59,639	$90,372

Ratios to average net assets:
Gross expenses	0.60%[4]	0.39%	0.35%	0.36%	0.38%	0.39%
Net expenses[5]	0.60 [4,6]	0.39 [6]	0.35 [6]	0.36 [6]	0.38	0.39
Net investment income	5.93 [4]	4.34	1.51	2.17	2.77	2.08

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.63	$12.46	$11.51	$10.71	$11.27	$11.08

Income (loss) from operations:
Net investment income	0.35	0.54	0.18	0.26	0.32	0.25
Net realized and unrealized gain (loss)	(1.46)	0.06	0.95	0.80	(0.57)	0.18
Total income (loss) from operations	(1.11)	0.60	1.13	1.06	(0.25)	0.43

Less distributions from:
Net investment income	(0.32)	(0.64)	(0.18)	(0.26)	(0.31)	(0.24)
Net realized gains	—	(0.79)	—	—	—	—
Total distributions	(0.32)	(1.43)	(0.18)	(0.26)	(0.31)	(0.24)

Net asset value, end of period	$10.20	$11.63	$12.46	$11.51	$10.71	$11.27
Total return[3]	(9.56)%	4.99%	9.87%	9.93%	(2.23)%	3.93%

Net assets, end of period (000s)	$61,998	$64,384	$414,300	$398,438	$349,242	$324,746

Ratios to average net assets:
Gross expenses	0.47%[4]	0.28%	0.27%	0.27%	0.28%	0.27%
Net expenses[5]	0.47 [4,6]	0.28 [6]	0.27 [6]	0.27 [6]	0.28	0.27
Net investment income	6.33 [4]	4.37	1.49	2.31	2.87	2.19

Portfolio turnover rate	25%	80%[7]	23%	60%	85%	43%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$90,041,590	—	$90,041,590
Corporate Bonds & Notes	—	4,516,187	—	4,516,187
Non-U.S. Treasury Inflation Protected Securities	—	2,119,451	—	2,119,451
Sovereign Bonds	—	1,604,698	—	1,604,698
Collateralized Mortgage Obligations	—	1,267,902	—	1,267,902
Asset-Backed Securities	—	4,163	—	4,163
Total Investments	—	$99,553,991	—	$99,553,991
Other Financial Instruments:
Futures Contracts††	$19,073	—	—	$19,073
Forward Foreign Currency Contracts††	—	$47,220	—	47,220
Total Other Financial Instruments	$19,073	$47,220	—	$66,293
Total	$19,073	$99,601,211	—	$99,620,284

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$27,685	—	—	$27,685
Forward Foreign Currency Contracts††	—	$282	—	282
Total	$27,685	$282	—	$27,967

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation

22	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

24	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $282. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western

26	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $431, which included an affiliated money market fund waiver of $115.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2022	—	—	$397	—	—	—	—
Expires December 31, 2023	$128	$18	161	$10	$1	$417	$767
Expires December 31, 2024	—	—	103	—	213	—	—
Total fee waivers/ expense reimbursements subject to recapture	$128	$18	$661	$10	$214	$417	$767

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,113	—
CDSCs	—	$491

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,082,102	$25,860,560
Sales	1,988,030	24,756,741

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$108,131,165	$185,519	$(8,762,693)	$(8,577,174)
Futures contracts	—	19,073	(27,685)	(8,612)
Forward foreign currency contracts	—	47,220	(282)	46,938

28	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30,

2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$19,073	—	$19,073
Forward foreign currency contracts	—	$47,220	47,220
Total	$19,073	$47,220	$66,293

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$27,685	—	$27,685
Forward foreign currency contracts	—	$282	282
Total	$27,685	$282	$27,967

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(682,854)	—	$(682,854)
Forward foreign currency contracts	—	$14,125	14,125
Total	$(682,854)	$14,125	$(668,729)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(8,612)	—	$(8,612)
Forward foreign currency contracts	—	$15,913	15,913
Total	$(8,612)	$15,913	$7,301

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$11,809,553
Futures contracts (to sell)	119,016
Forward foreign currency contracts (to buy)†	11,069
Forward foreign currency contracts (to sell)	1,721,036

†	At June 30, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	$47,132	$(282)	$46,850	—	$46,850
Goldman Sachs Group Inc.	88	—	88	—	88
Total	$47,220	$(282)	$46,938	—	$46,938

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$17,055	$7,240
Class C	7,034	559
Class C1	110	130
Class FI	919	406
Class R	297	321
Class I	—	17,110
Class IS	—	1,342
Total	$25,415	$27,108

30	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15
Class C	2
Class C1	103
Class FI	1
Class R	213
Class I	29
Class IS	68
Total	$431

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$473,264	$415,887
Class C	44,444	54,017
Class C1	771	1,251
Class FI	18,832	38,365
Class R	2,812	9,725
Class I	643,950	2,615,254
Class IS	1,915,940	10,365,541
Total	$3,100,013	$13,500,040

Net Realized Gains:
Class A	—	$684,849
Class C	—	98,979
Class C1	—	1,941
Class FI	—	51,668
Class R	—	6,578
Class I	—	2,192,270
Class IS	—	3,998,026
Total	—	$7,034,311

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	762,953	$8,385,760	442,916	$5,405,550
Shares issued on reinvestment	43,141	442,143	84,011	970,361
Shares repurchased	(129,910)	(1,408,906)	(294,832)	(3,590,901)
Net increase	676,184	$7,418,997	232,095	$2,785,010

Class C
Shares sold	96,126	$997,661	60,321	$716,777
Shares issued on reinvestment	4,469	44,161	12,326	138,123
Shares repurchased	(61,781)	(649,440)	(22,936)	(270,315)
Net increase	38,814	$392,382	49,711	$584,585

Class C1
Shares sold	219	$2,331	294	$3,757
Shares issued on reinvestment	75	771	278	3,192
Shares repurchased	(63)	(695)	(192)	(2,349)
Net increase	231	$2,407	380	$4,600

Class FI
Shares sold	1,110	$12,441	7,813	$92,891
Shares issued on reinvestment	1,844	18,832	7,817	90,032
Shares repurchased	(15,167)	(159,307)	(5,505)	(65,115)
Net increase (decrease)	(12,213)	$(128,034)	10,125	$117,808

Class R
Shares sold	34,555	$374,111	18,201	$220,245
Shares issued on reinvestment	161	1,620	898	10,466
Shares repurchased	(32,806)	(357,830)	(27,818)	(335,827)
Net increase (decrease)	1,910	$17,901	(8,719)	$(105,116)

Class I
Shares sold	452,042	$5,008,883	1,942,877	$23,989,975
Shares issued on reinvestment	61,120	637,410	404,007	4,777,977
Shares repurchased	(1,566,610)	(17,228,282)	(6,131,392)	(76,440,714)
Net decrease	(1,053,448)	$(11,581,989)	(3,784,508)	$(47,672,762)

Class IS
Shares sold	1,132,249	$12,591,789	4,392,632	$54,343,427
Shares issued on reinvestment	183,207	1,915,940	1,183,343	14,278,760
Shares repurchased	(772,599)	(8,500,851)	(2,657,939)	(32,914,055)
Shares redeemed in-kind	—	—	(30,621,209)	(384,296,171)
Net increase (decrease)	542,857	$6,006,878	(27,703,173)	$(348,588,039)

32	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$527,330	$12,928,541	12,928,541	$13,455,871	13,455,871

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$345	—	—

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2022, the Fund had no redemptions in-kind. For the year ended December 31, 2021, the Fund had redemptions in-kind with total proceeds in the amount of $384,296,171. The net realized gain on these redemptions in-kind amounted to $36,185,101, which was not realized for tax purposes.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The

34	Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report

ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Directors.

Western Asset Inflation Indexed Plus Bond Fund 2022 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

36	Western Asset Inflation Indexed Plus Bond Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional inflation-protected bond funds by Broadridge, showed, among other data, that

Western Asset Inflation Indexed Plus Bond Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2021 was above the median and that its performance for the 1-year period ended December 31, 2021 was below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for all relevant time periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional inflation-protected bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

38	Western Asset Inflation Indexed Plus Bond Fund

contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Inflation Indexed Plus Bond Fund	39

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

40	Western Asset Inflation Indexed Plus Bond Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Inflation Indexed Plus Bond Fund	41

Western Asset

Inflation Indexed Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Inflation Indexed Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Inflation Indexed Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012829 8/22 SR22-4480

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2022